Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2018
Share-Based Payments [Abstract]
Schedule of fair value of the share options
	Officers	Employees	Employees, Officers, Consultants
Grant Month	January	March	May
Number of share options granted	825,000	30,000	653,000
Fair value in the grant date (thousands of USD)	162	6	81
Range of share price (USD)	0.63	0.44	0.28
Range of exercise price (USD)	1.59	0.43	0.28-0.31
Range of expected share price volatility	55.01%-64.66%	55.78%-64.98%	53.25%-54.57%
Range of estimated life (years)	4.25-7	4.47-6.47	3.00-6.98
Range of weighted average of risk-free interest rate	0.56%-1.24%	0.78%-1.32%	0.59%-1.57%
Expected dividend yield	--	--	--